Geographic and Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Geographic Information

Geographic information for the years ended December 31, 2024 and 2023 is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Revenue
United Kingdom	$43	$420
Total Revenue	$43	$420
Net loss
United States	$(37)	$(808)
United Kingdom	(11,175)	(21,747)
Total Net Loss	$(11,212)	$(22,555)

	December 31,
	2024	2023
Total Assets
United States	$3,285	$2,938
United Kingdom	809	5,867
Total Assets	$4,094	$8,805
Long Lived Assets, net
United States	$1	$—
United Kingdom	2	9
Total Long Lived Assets, net	$3	$9

Schedule of Summary of Consolidated Net Loss

A summary of our consolidated net loss for the years ended December 31, 2024 and 2023 is as follows, including the significant expenses provided to and regularly reviewed by our CEO:

	December 31,
	2024	2023
Revenues	$43	$420

Operating expenses:
Research and development	6,655	19,155
General and administrative	5,392	6,718
Total operating expenses	12,047	25,873

Operating loss	(12,004)	(25,453)

Total other income (expense), net	10	(98)
Loss before taxes	(11,994)	(25,551)

Income tax benefit	782	2,996

Net loss	$(11,212)	$(22,555)